Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments Under Leases, Outsourcing and Other Agreements Due

The following table presents a summary of Hydro One’s commitments under leases, outsourcing and other agreements due in the next 5 years and thereafter.

December 31, 2016 (millions of dollars)	2017	2018	2019	2020	2021	Thereafter
Outsourcing agreements	165	102	94	2	2	9
Long-term software/meter agreement	17	17	16	17	1	5
Operating lease commitments	9	9	4	8	2	2